Note 4 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Life	December 31,
	(in years)	2015	2014

Medical equipment	5	$454	$367
Computer equipment	3	56	39
Furniture and fixtures	7	24	13
		534	419
Less: Accumulated depreciation and amortization		(295)	(232)
Property and equipment, net		$239	$187